OIL AND GAS PROPERTY, NET (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Extractive Industries [Abstract]
Costs Incurred, Acquisition of Oil and Gas Properties	$ 46,242
Depletion to oil and gas property	$ 551,225	$ 376,157